SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
Subsequent event
Subsequent event

19. SUBSEQUENT EVENT

On December 14, 2014, the Group entered into binding documents with Accor S.A. (“Accor”) to join forces in the Pan-China region to develop Accor brands and to form an extensive and long-term alliance. Pursuant to the transaction, Accor’s economy and midscale platform will become part of the Group’s network. Brands under this platform include Grand Mercure, Novotel, Mercure, Ibis and Ibis Styles (collectively, the “MEB portfolio”), for which the Group receives the exclusive rights as a master franchisee in mainland China, Taiwan region and Mongolia. Accor will continue to lead in the operations and development of the luxury and upscale brands such as Sofitel, Pullman, M Gallery and The Sebel (collectively, the “LUB portfolio”), for which the Group will become a minority shareholder in the Pan-China region. Under the arrangement, the Group will issue up to 10% of its ordinary shares outstanding after issuance to Accor as the consideration. Closing of the transaction is conditional upon the completion of certain corporation restructure, receipt of antitrust approvals, which the Group has obtained in March 2015, and other customary closing conditions.